CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) (Parenthetical) $ in Millions	Dec. 31, 2025 USD ($)
CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)
Cash and cash equivalents held for sale	$ 27.6